Taxation - Reconciliation of Income Tax Expense (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
China [Member]
Income Tax Contingency [Line Items]
Percentage of PRC income tax	25.00%	25.00%	25.00%